Stockhoders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Stockhoders' Equity

9.	STOCKHOLDERS’ EQUITY

On October 22, 2013, the Board of Directors resolved to increase the authorized capital shares of the Company to 70,000,000 shares, including 65,000,000 shares of common stock and 5,000,000 shares of preferred stock.

9.	STOCKHOLDERS’ EQUITY

On October 22, 2013, the Board of Directors resolved to increase the authorized capital shares of the Company to 70,000,000 shares, including 65,000,000 shares of common stock and 5,000,000 shares of preferred stock.

Stock purchase agreement

On October 22, 2013, the Board of Directors approved a stock purchase agreement with a new investor who agreed to purchase the Company’s stock up to a maximum of 1,700,000 shares. Within the agreement, the First Closing shall occur within 30-day period to allow the new investor arrange necessary investments to the Company. In addition, one or more Additional Closing may be scheduled and shall be held within 180 days from the completion date of First Closing, or 10 days before the Company completes its initial public listing. For the year ended December 31, 2013, the Company had issued and sold 850,000 shares of its common stock at $1.00 per share to the new investor in amount of $850,000 (First Closing). Pursuant to the agreement and subject to the condition that the total investment under the agreement, exceeds $850,000, the Company agrees that it shall nominate one candidate from the new investor to be considered to become a Board of Director according to the Company’s bylaws and shall continue the nomination each year as long as the new investor maintains its investment holding percentages, relative to the total authorized share of 70,000,000. Further within the stock purchase agreement, upon total purchase exceeds one million shares, the Company will grant one share of stock option for every 2 shares of common stock purchased. The option price will remain as $1.00 per share. The stock option shall be exercisable at any time and no later than December 31, 2016 or the date of the initial public offering of the capital stock of the Company whichever is earlier. As of December 31, 2013, the Company did not grant stock option to the new investor.